SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
Basis of Accounting
The Plan’s financial statements are prepared on the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. The most significant estimate is the determination of the fair values of the Plan’s investments. Actual results could differ from those estimates.
Administration of Plan Assets
The Plan’s assets are held by a trust managed by an affiliate of Vanguard Fiduciary Trust Company (“VFTC”), which acts as the Trustee for Plan investments. Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Substantially all administrative expenses, including the Trustee’s and audit fees, are paid directly by the Company and are therefore excluded from these financial statements.
Investment Valuation and Income Recognition
The Plan’s investments are recorded at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Plan management determines the Plan’s valuation policies utilizing information provided by the Trustee. Refer to Note 4 – Fair Value Measures for further information.
Purchases and sales of investments are recorded on a trade-date basis. Net appreciation in fair value of investments includes gains and losses on investments bought and sold during the year as well as unrealized gains and losses on those held at year end. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income.
Net investment returns reflect certain fees paid by the investment funds, which include costs for portfolio management, administrative and other services as described in each fund’s prospectus. These fees are deducted by the investment funds prior to allocation of the Plan’s investment earnings activity and are therefore not separately identified as Plan expenses.
Participant Notes Receivable
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable from participants are recorded as a benefit payment when the Plan Administrator deems the participant note receivable to be in default based on the terms of the Plan document.
Payment of Benefits
Benefits are recorded when paid.